Tax Matters - Tax Credits for Loss Carry-Forwards (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance, deferred tax assets	€ 6,240	€ 4,884
Ending balance, deferred tax assets	6,673	6,240
Tax loss carryforwards generated in the tax group	5,426
Tax credits for loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance, deferred tax assets	2,803	2,011
Additions	552	1,047
Reversals	(391)	(311)
Translation differences and other	(87)	56
Ending balance, deferred tax assets	2,877	2,803
Tax loss carryforwards generated in the tax group	3,439
Spain
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance, deferred tax assets	1,110
Ending balance, deferred tax assets	1,277	1,110
Tax loss carryforwards generated in the tax group	113	77
Spain | Tax credits for loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance, deferred tax assets	1,110	457
Additions	183	725
Reversals	(17)	(75)
Translation differences and other	1	3
Ending balance, deferred tax assets	1,277	1,110
Germany
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance, deferred tax assets	879
Ending balance, deferred tax assets	970	879
Tax loss carryforwards generated in the tax group	5,168	5,295
Germany | Tax credits for loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance, deferred tax assets	879	810
Additions	234	189
Reversals	(144)	(120)
Translation differences and other	1	0
Ending balance, deferred tax assets	970	879
Latin America
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance, deferred tax assets	814
Ending balance, deferred tax assets	630	814
Tax loss carryforwards generated in the tax group	797	841
Latin America | Tax credits for loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance, deferred tax assets	814	741
Additions	135	133
Reversals	(230)	(113)
Translation differences and other	(89)	53
Ending balance, deferred tax assets	630	814
Other | Tax credits for loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance, deferred tax assets	0	3
Additions	0	0
Reversals	0	(3)
Translation differences and other	0	0
Ending balance, deferred tax assets	0	€ 0
Telefónica Spain | Tax credits for loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards generated in the tax group	1,987
Less than 1 year | Tax credits for loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards generated in the tax group	868
Less than 1 year | Telefónica Spain | Tax credits for loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards generated in the tax group	0
More than 1 year | Tax credits for loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards generated in the tax group	2,571
More than 1 year | Telefónica Spain | Tax credits for loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards generated in the tax group	€ 1,987